Prepayments and Other Assets - Schedule of Prepayments and Other Assets (Details) - AUD ($)		Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Schedule of Prepayments and Other Assets [Line Items]
Prepayments and Other Assets		$ 1,587,521	$ 95,700	$ 151,258
Prepaid Expenses [Member]
Schedule of Prepayments and Other Assets [Line Items]
Prepayments and Other Assets		33,088	33,088
Advance for equipment [Member]
Schedule of Prepayments and Other Assets [Line Items]
Prepayments and Other Assets		19,838	19,838
Prepayment [Member]
Schedule of Prepayments and Other Assets [Line Items]
Prepayments and Other Assets	[1]	1,207,683	42,774
Advance payments to vendors for supply of raw materials [Member]
Schedule of Prepayments and Other Assets [Line Items]
Prepayments and Other Assets		31,773
Other deposits [Member]
Schedule of Prepayments and Other Assets [Line Items]
Prepayments and Other Assets	[2]	$ 295,139

[1]	Prepayment majorly consist of D&O insurance
[2]	Other deposits consist of the deposit paid to Asiana Trading corporation